Condensed Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Admissions		$ 1,765,519	$ 1,644,169	$ 1,706,145
Concession		936,970	845,376	845,168
Other		150,120	137,445	131,581
Total revenues		2,852,609	2,626,990	2,682,894
Cost of operations
Film rentals and advertising		976,590	883,052	919,511
Concession supplies		144,270	131,985	135,715
Salaries and wages		301,099	273,880	269,353
Facility lease expense		319,761	317,096	307,851
Utilities and other		324,851	308,445	305,703
General and administrative expenses		154,052	148,588	163,134
Depreciation and amortization		189,206	175,656	163,970
Impairment of long-lived assets		8,801	6,647	3,794
(Gain) loss on sale of assets and other		8,143	15,715	(3,845)
Total cost of operations		2,426,773	2,261,064	2,265,186
Operating income		425,836	365,926	417,708
Other income (expense)
Interest expense	[1]	(112,741)	(113,698)	(124,714)
Interest income		8,708	5,599	3,622
Foreign currency exchange loss		(16,793)	(6,192)	(1,616)
Loss on amendment to debt agreement		(925)
Loss on early retirement of debt				(72,302)
Distributions from NCM		18,140	18,541	20,701
Equity in income of affiliates		28,126	22,743	22,682
Total other income (expense)		(75,485)	(73,007)	(151,627)
Income before income taxes		350,351	292,919	266,081
Income taxes		129,960	97,150	114,160
Net income		220,391	195,769	151,921
Less: Net income attributable to noncontrolling interests		1,859	1,389	2,078
Net income attributable to Cinemark USA, Inc.		$ 218,532	$ 194,380	$ 149,843

[1]	Includes amortization of debt issue costs.